UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey          November 14, 2008
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:    $143,322
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

                                                     FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                           September 30, 2008
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
Name Of Issuer                   Title of ClCUSIP     Value ('X $10SHRS OR PRN AMT  SH/PRN PUT/CALL INVSTMT DSCRETN
ABBOTT LABS                      COM           2824100        13424           241859SH              SOLE
ABIOMED INC                      COM           3654100          437            30000SH              SOLE
AETERNA LAB                      COM           7975204           21            44250SH              SOLE
ALEXION PHARMACEUTICALS INC      COM          15351109         3708            91479SH              SOLE
ALPHATEC HOLDINGS                COM        02081G102            78            19504SH              SOLE
AMGEN INC                        COM          31162100         1111            18727SH              SOLE
AMICUS THE                       COM        03152W109           596            51697SH              SOLE
AUXILIUM PHARMACEUTICALS INC     COM        05334D107          1190            55044SH              SOLE
BAXTER INTL INC                  COM          71813109        10358           169213SH              SOLE
BIOMARIN PHARMACEUTICAL INC      COM        09061G101          7974           408915SH              SOLE
CELGENE CORP                     COM         151020104         2422            37787SH              SOLE
CEPHEID                          COM        15670R107          2078           172069SH              SOLE
CIGNA CORP                       COM         125509109         2322           120549SH              SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A        192446102         5749           291510SH              SOLE
COUGAR BIO                       COM         222083107          945            34906SH              SOLE
DR REDDYS LABS LTD               ADR         256135203         1981           223660SH              SOLE
ENTEROMEDICS INC                 COM        29365M109             1              805SH              SOLE
GENENTECH INC                    COM NEW     368710406         8943           106959SH              SOLE
GILEAD SCIENCES INC              COM         375558103        11740           256315SH              SOLE
HUMANA INC                       COM         444859102        11694           368265SH              SOLE
ILLUMINA INC                     COM         452327109         5142           161041SH              SOLE
INCYTE CORP                      COM        45337C102          1228           266640SH              SOLE
INTERMUNE INC                    COM        45884X103           432            29040SH              SOLE
INVERNESS MED INNOVATIONS IN     COM        46126P106          1396            67928SH              SOLE
MASIMO CORP                      COM         574795100         4943           150742SH              SOLE
METTLER TOLEDO INTERNATIONAL     COM         592688105         6577            81165SH              SOLE
MICROMET INC                     COM        59509C105          1064           253499SH              SOLE
NOVO-NORDISK A S                 ADR         670100205         5563           104609SH              SOLE
NUVASIVE INC                     COM         670704105         2367            49956SH              SOLE
OMNICARE INC                     COM         681904108         3424           123613SH              SOLE
OMRIX BIOPHARMA                  COM         681989109         2719           155959SH              SOLE
PHARMAXIS LTD                    SPON GDR   71715J105           238            15836SH              SOLE
SEATTLE GENETICS INC             COM         812578102         1750           169083SH              SOLE
SIGMA ALDRICH CORP               COM         826552101          280             5445SH              SOLE
ST JUDE MED INC                  COM         790849103         8208           212953SH              SOLE
STRYKER CORP                     COM         863667101         2403            44313SH              SOLE
SUCAMPO PHARMACEUTICALS INC      CL A        864909106          963           116508SH              SOLE
TECHNE CORP                      COM         878377100         1991            28673SH              SOLE
VARIAN MED SYS INC               COM        92220P105          3315            71920SH              SOLE
VOLCANO CORP                     COM         928645100         2545           160900SH              SOLE


